9. Trade receivables	12 Months Ended
Dec. 31, 2019
Trade receivable [absract]
Trade receivables

9.   Trade receivables

	2019	2018

Local currency
Credit card administrators	740,967	393,557
Travel agencies	253,494	226,627
Cargo agencies	33,677	40,431
Airline partner companies	291	3,243
Other	15,690	52,216
Total local currency	1,044,119	716,074

Foreign currency
Credit card administrators	121,844	97,488
Travel agencies	36,845	21,005
Cargo agencies	1,384	1,378
Airline partner companies	30,740	23,294
Other	11,550	5,373
Total foreign currency	202,363	148,538

Total	1,246,482	864,612

Allowance for expected loss on trade receivables accounts	(16,952)	(11,284)

Total trade receivables	1,229,530	853,328

The aging list of trade receivables, net of allowance for expected loss on trade receivables accounts, is as follows:

	2019	2018
Not yet due
Until 30 days	567,567	527,878
31 to 60 days	213,334	101,226
61 to 90 days	100,478	49,696
91 to 180 days	187,883	83,128
181 to 360 days	76,902	36,801
Above 360 days	1,499	268
Total not yet due	1,147,663	798,997

Overdue
Until 30 days	47,959	13,167
31 to 60 days	23,290	4,726
61 to 90 days	3,986	2,672
91 to 180 days	3,009	11,173
181 to 360 days	421	9,863
Above 360 days	3,202	12,730
Total overdue	81,867	54,331

Total	1,229,530	853,328

The changes in an expected loss on trade receivables are as follows:

	2019	2018
Balance at the beginning of the year	-	(38,681)
Initial adoption adjustment – IFRS 9	-	2,593
Adjusted balance at the beginning of the year	(11,284)	(36,088)
Exclusions and reversals	(13,499)	9,789
Write-off	7,831	15,015
Balances at the end of the year	(16,952)	(11,284)